Emerging Markets Core Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—60.2%
	Aerospace & Defense—0.2%
$1,300,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	$ 1,430,013
	Air Transportation—0.1%
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	434,754
500,000	Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	506,250
	TOTAL	941,004
	Airport—0.4%
1,200,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	1,465,500
766,000	Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	742,070
1,003,000	Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	1,000,994
500,000	Mexico City Airport Trust, Sec. Fac. Bond, REGS, 4.250%, 10/31/2026	500,630
	TOTAL	3,709,194
	Automotive—0.9%
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.400%, 6/20/2024	1,006,526
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.750%, 9/27/2026	2,848,324
2,950,000	Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 3.625%, 8/29/2027	2,939,254
1,000,000	Nemak SAB de CV, Sr. Unsecd. Note, 144A, 4.750%, 1/23/2025	1,017,500
	TOTAL	7,811,604
	Banking—11.0%
2,000,000	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 3/26/2168	2,116,406
1,500,000	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2168	1,547,812
2,000,000	Axiata SPV2 Bhd, Sr. Unsecd. Note, Series EMTN, 4.357%, 3/24/2026	2,115,180
1,160,000	BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	1,149,862
2,400,000	BBVA Bancomer SA Texas, Sub. Note, REGS, 6.500%, 3/10/2021	2,523,600
500,000	BBVA Bancomer SA Texas, Sub. Note, REGS, 6.750%, 9/30/2022	540,000
1,000,000	BDO Unibank, Inc., Sr. Unsecd. Note, Series EMTN, 2.625%, 10/24/2021	997,469
400,000	Banco Bradesco SA, Sub., 144A, 6.750%, 9/29/2019	403,004
900,000	Banco Bradesco SA, Sub., REGS, 5.750%, 3/1/2022	951,300
1,000,000	Banco Davivienda S A, REGS, 5.875%, 7/9/2022	1,065,010
1,550,000	Banco De Bogota S.A., Sr. Unsecd. Note, REGS, 4.375%, 8/3/2027	1,608,140
2,000,000	Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,235,000
1,130,000	Banco de Credito del Peru, REGS, 6.125%, 4/24/2027	1,213,349
700,000	Banco de Credito E Inversiones, Sr. Unsecd. Note, REGS, 3.500%, 10/12/2027	718,820
700,000	Banco Do Brasil S.A., 3.875%, 10/10/2022	714,665
1,200,000	Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.875%, 4/19/2023	1,260,912
1,270,000	Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	1,309,700
300,000	Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	322,500
700,000	Banco General SA, Sr. Unsecd. Note, 144A, 4.125%, 8/7/2027	720,650
1,000,000	Banco Internacional del Peru SAA Interbank, Jr. Sub. Note, 144A, 8.500%, 4/23/2070	1,037,510
500,000	Banco Internacional del Peru SAA Interbank, Unsecd. Note, 144A, 3.375%, 1/18/2023	505,500
1,000,000	Banco Mercantil Del Nort, Jr. Sub. Note, 144A, 5.750%, 10/4/2031	985,010
500,000	Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	519,625
250,000	Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	259,813
1,900,000	Bancolombia S.A., Sub., 4.875%, 10/18/2027	1,947,519

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$821,000	Bancolombia S.A., Sub., 5.125%, 9/11/2022	$ 863,084
1,300,000	Bangkok Bank Public Co. Ltd. (HK), Sr. Unsecd. Note, 144A, 4.050%, 3/19/2024	1,366,894
2,630,000	Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,843,216
5,600,000	Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	6,053,995
500,000	Caixa Economica Federal, 144A, 3.500%, 11/7/2022	505,630
231,428	Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	230,826
800,000	DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	845,316
2,000,000	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 7/20/2168	2,076,228
500,000	Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	523,000
500,000	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	523,750
3,300,000	Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.875%, 2/1/2028	3,414,656
1,100,000	Global Bank Corp., Sr. Unsecd. Note, 144A, 4.500%, 10/20/2021	1,130,800
500,000	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 4/20/2168	526,250
732,625	Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	737,206
2,500,000	Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,562,405
3,050,000	Industrial and Commercial Bank of China Ltd., 144A, 6.000%, 12/10/2067	3,075,339
4,600,000	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, REGS, 6.000%, 12/10/2067	4,638,217
1,900,000	Industrial Bank of Korea, Jr. Sub. Deb., REGS, 3.900%, 1/31/2168	1,902,300
850,000	Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	871,675
1,300,000	Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,373,190
500,000	Itau Unibanco Holding SA, Sub., REGS, 6.200%, 4/15/2020	511,750
1,000,000	Kasikornbank Public Co. Ltd, Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	1,018,740
400,000	Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.200%, 12/26/2024	402,548
1,000,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	1,036,600
800,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	811,888
2,000,000	Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	2,061,000
3,000,000	NBK Tier 1 Financing Ltd., Jr. Sub. Note, 5.750%, 10/9/2167	3,100,500
1,500,000	Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,550,115
950,000	Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	968,292
500,000	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 2/13/2168	534,741
2,000,000	State Bank India/London, Sr. Unsecd. Note, 144A, 4.375%, 1/24/2024	2,101,980
2,000,000	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, REGS, 5.125%, 9/29/2023	1,844,494
300,000	TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	303,000
1,500,000	Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,555,750
2,000,000	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, REGS, 4.750%, 2/11/2021	1,872,100
2,000,000	Turkiye Is Bankasi (Isbank) A.S., Sr. Unsecd. Note, REGS, 6.125%, 4/25/2024	1,876,728
1,700,000	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,681,555
1,200,000	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	1,130,412
1,500,000	Turkiye Vakiflar Bankasi T.A.O., Sub., REGS, 6.875%, 2/3/2025	1,383,008
1,200,000	United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	1,289,274
3,000,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	3,011,790
1,600,000	Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2167	1,655,606
300,000	Woori Bank, REGS, 5.000%, 6/10/2045	303,790
1,500,000	Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,542,952
	TOTAL	98,380,946
	Beverage & Tobacco—0.1%
1,000,000	Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,043,760

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Broadcast Radio & TV—0.5%
$1,800,000		Globo Communicacoes Part, Sr. Unsecd. Note, REGS, 4.875%, 4/11/2022	$ 1,868,643
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	570,312
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.250%, 5/24/2049	2,190,535
		TOTAL	4,629,490
		Building & Development—0.0%
450,000	[1,2]	Odebrecht SA, Company Guarantee, 144A, 7.500%, 12/14/2067	21,375
		Building Materials—0.2%
1,000,000		Cemex, Sab De Cv, 144A, 7.750%, 4/16/2026	1,083,750
800,000		Cemex, Sab De Cv, REGS, 6.125%, 5/5/2025	830,400
150,000		West China Cement Ltd., Sr. Unsecd. Note, 6.500%, 9/11/2019	150,005
		TOTAL	2,064,155
		Business Equipment & Services—0.3%
2,400,000		GNL Quintero SA, Sr. Unsecd. Note, REGS, 4.634%, 7/31/2029	2,550,024
		Cable & Wireless Television—0.2%
1,550,000		Vtr Finance Bv, REGS, 6.875%, 1/15/2024	1,606,187
		Chemicals & Plastics—2.6%
500,000		Alfa S.A., Sr. Unsecd. Note, REGS, 6.875%, 3/25/2044	575,725
1,000,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 5.375%, 8/8/2023	1,073,000
2,500,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	2,598,750
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,114,047
4,200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	4,358,360
2,500,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	2,687,689
1,800,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	2,168,784
1,300,000		Mexichem SA de CV, 144A, 4.875%, 9/19/2022	1,366,313
1,600,000		Mexichem SA de CV, Sr. Unsecd. Note, 144A, 5.500%, 1/15/2048	1,612,000
2,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, 144A, 5.875%, 1/26/2023	2,433,283
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,145,518
300,000		Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.250%, 5/7/2029	317,250
		TOTAL	23,450,719
		Conglomerates—0.1%
1,000,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	1,013,760
		Finance—2.5%
2,000,000		CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 12/2/2167	2,006,000
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,769,672
1,000,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2025	1,078,130
1,200,000		Corp Financi De Desarrol, Sub. Note, 144A, 5.250%, 7/15/2029	1,295,460
300,000		Credito Real Sab de CV, Sr. Unsecd. Note, 144A, 9.500%, 2/7/2026	336,390
900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	921,384
1,000,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	1,104,500
4,300,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	4,356,155
3,500,000		ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 2/1/2027	3,658,235
1,300,000		MAF Global Securities, Jr. Sub. Note, 5.500%, 9/7/2167	1,307,813
3,000,000		Ooredoo Intl Finance, Sr. Unsecd. Note, REGS, 3.750%, 6/22/2026	3,132,960
650,000		SURA Asset Management SA, Sr. Unsecd. Note, 144A, 4.375%, 4/11/2027	676,006
		TOTAL	22,642,705

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Intermediaries—1.0%
$1,600,000	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 3/20/2168	$ 1,746,800
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,501,763
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,513,599
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,609,428
1,000,000	ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	1,046,388
1,500,000	Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 5.000%, 10/19/2025	1,672,342
	TOTAL	9,090,320
	Food Products—2.1%
850,000	BFF International Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/28/2020	864,883
1,500,000	BFF International Ltd., Sr. Unsecd. Note, REGS, 7.250%, 1/28/2020	1,526,265
1,500,000	ESAL GmbH, Sr. Unsecd. Note, REGS, 6.250%, 2/5/2023	1,531,890
1,300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,346,756
4,300,000	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 7/17/2168	4,534,350
1,500,000	JBS Investments GmbH, Sr. Unsecd. Note, 144A, 7.250%, 4/3/2024	1,560,000
1,800,000	JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,822,050
1,800,000	JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2026	1,931,400
1,000,000	JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2029	1,076,250
500,000	Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	518,100
400,000	Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	409,000
700,000	NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/6/2029	699,594
500,000	NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	517,625
500,000	SIGMA Finance NL, Sr. Unsecd. Note, 144A, 4.875%, 3/27/2028	525,000
	TOTAL	18,863,163
	Food Services—0.5%
1,900,000	MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	1,952,250
2,000,000	MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	2,058,610
	TOTAL	4,010,860
	Forest Products—0.6%
300,000	Inversiones CMPC SA, Sr. Unsecd. Note, 144A, 4.500%, 4/25/2022	311,983
400,000	Klabin Finance SA, Sr. Unsecd. Note, 144A, 4.875%, 9/19/2027	407,400
700,000	Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	716,975
3,100,000	Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	3,599,100
	TOTAL	5,035,458
	Industrial Products & Equipment—0.4%
2,500,000	Cemex Finance LLC, REGS, 6.000%, 4/1/2024	2,571,875
797,000	Grupo Kuo SAB DE CV, Sr. Unsecd. Note, 144A, 5.750%, 7/7/2027	802,985
	TOTAL	3,374,860
	Insurance—0.3%
2,400,000	Kyobo Life Insurance Co. Ltd., Sub., REGS, 3.950%, 1/24/2068	2,414,375
	Metals & Mining—4.8%
1,000,000	Abja Investment Co., 5.950%, 7/31/2024	1,055,040
1,100,000	Alrosa Finance SA, Sr. Unsecd. Note, 144A, 4.650%, 4/9/2024	1,145,023
1,200,000	CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	1,274,940
800,000	CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 4/17/2026	854,260
1,000,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,003,532
1,000,000	Cia Brasileira de Alumin, Sr. Unsecd. Note, REGS, 6.750%, 4/5/2021	1,058,750
950,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 4.250%, 7/17/2042	1,005,459

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$1,000,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 4.875%, 11/4/2044	$ 1,154,195
2,500,000	Evraz Group SA, Sr. Unsecd. Note, 8.250%, 1/28/2021	2,690,750
1,500,000	Evraz Group SA, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	1,589,250
3,800,000	Evraz PLC, Sr. Unsecd. Note, 144A, 5.250%, 4/2/2024	4,020,799
1,100,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 4/16/2044	1,336,500
800,000	Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	853,000
500,000	Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 5.125%, 5/15/2024	521,900
400,000	JSW Steel Ltd., Sr. Unsecd. Note, 4.750%, 11/12/2019	400,304
700,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	717,534
2,000,000	MMK International Capital Designated Activity Co., Sr. Unsecd. Note, 144A, 4.375%, 6/13/2024	2,068,594
2,500,000	Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	2,625,375
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,611,319
1,300,000	PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 5.710%, 11/15/2023	1,433,250
2,200,000	PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 6.530%, 11/15/2028	2,651,691
4,500,000	Southern Copper Corp., Sr. Unsecd. Note, 5.250%, 11/8/2042	5,011,194
300,000	Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	315,753
2,526,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	2,856,906
1,700,000	Vedanta Resources PLC, REGS, 8.250%, 6/7/2021	1,791,800
1,000,000	Volcan Compania Minera S.A.A., 144A, 5.375%, 2/2/2022	1,042,500
	TOTAL	43,089,618
	Oil & Gas—14.5%
617,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	692,274
700,000	Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	792,243
800,000	Bprl, Int. Singa, Sr. Unsecd. Note, Series EMTN, 4.375%, 1/18/2027	846,578
3,000,000	CNOOC Finance 2013 Ltd., 4.250%, 5/9/2043	3,258,580
5,000,000	CNOOC Finance 2014 ULC, 4.250%, 4/30/2024	5,334,597
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.750%, 5/2/2023	1,138,994
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,371,891
1,350,000	Cosan Ltd., Sr. Unsecd. Note, 144A, 5.500%, 9/20/2029	1,359,450
1,000,000	Cosan Ltd., Sr. Unsecd. Note, 144A, 5.950%, 9/20/2024	1,057,510
1,200,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	1,352,281
1,500,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 4.375%, 10/30/2024	1,592,413
1,150,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 5.250%, 11/6/2029	1,304,631
1,000,000	Equate Petrochemical BV, Sr. Unsecd. Note, REGS, 4.250%, 11/3/2026	1,065,359
1,000,000	Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 2/6/2028	1,073,843
1,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 3/23/2027	1,062,839
1,350,000	Geopark Ltd., 144A, 6.500%, 9/21/2024	1,409,063
1,800,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 6.375%, 6/1/2028	2,032,200
1,500,000	Indian Oil Corp. Ltd., Sr. Unsecd. Note, 4.750%, 1/16/2024	1,595,512
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 4.750%, 4/19/2027	1,191,333
1,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2030	1,121,667
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	1,191,333
7,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 5.750%, 4/19/2047	8,037,778
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	405,853
700,000	Medco Oak Tree Pte Ltd., Sr. Unsecd. Note, 144A, 7.375%, 5/14/2026	709,185
1,100,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	1,101,004
260,843	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	260,193

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$3,300,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	$ 3,701,257
1,500,000	PT Pertamina (Persero), Sr. Unsecd. Note, 144A, 3.650%, 7/30/2029	1,510,705
1,300,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., REGS, 4.600%, 1/17/2168	1,332,717
650,000	Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 2/1/2022	704,828
1,150,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	1,456,031
1,950,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 5.625%, 5/20/2043	2,192,714
1,700,000	Pertamina PT, 144A, 4.300%, 5/20/2023	1,783,784
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, REGS, 5.125%, 5/16/2024	542,116
8,250,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	8,893,500
1,900,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	2,122,395
2,700,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	3,039,795
3,300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	3,912,678
4,655,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	5,090,242
2,500,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	2,561,250
3,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	3,037,500
2,675,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	2,659,485
850,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	774,818
1,910,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	1,952,020
5,470,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	5,040,605
5,270,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	4,626,955
3,890,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	3,816,090
370,250	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	371,176
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	478,912
1,000,000	Reliance Holding USA, Inc., Sr. Unsecd. Note, 144A, 5.400%, 2/14/2022	1,061,758
3,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.667%, 11/30/2027	3,047,292
2,900,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	2,955,187
2,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	2,140,000
600,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.250%, 4/16/2039	625,358
500,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	520,083
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,430,385
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,617,965
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	2,189,909
3,000,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	3,283,856
1,000,000	Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	1,177,486
1,700,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	2,113,940
900,000	Transport de Gas Peru, 144A, 4.250%, 4/30/2028	945,000
300,000	Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	341,103
2,000,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	2,017,500
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	228,708
	TOTAL	129,655,707
	Paper Products—0.3%
2,400,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	2,457,000
400,000	Klabin Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	430,104
	TOTAL	2,887,104
	Pharmaceuticals—0.8%
2,700,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	2,845,935
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	1,738,760

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	$ 2,347,164
	TOTAL	6,931,859
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	220,300
578,721	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	602,599
	TOTAL	822,899
	Real Estate—3.9%
1,500,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,445,583
3,575,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,648,110
3,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	3,401,277
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,278,831
2,000,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	2,038,580
1,000,000	DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	1,046,695
1,400,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	1,426,048
1,000,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	1,024,980
2,500,000	Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,519,825
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2068	2,438,750
2,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	2,232,615
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	5,117,685
2,100,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,115,893
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,543,532
	TOTAL	34,278,404
	Retailers—0.8%
2,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	2,123,000
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,057,375
3,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	3,692,662
400,000	SM Investments Corp., Sr. Unsecd. Note, 4.250%, 10/17/2019	401,000
	TOTAL	7,274,037
	Sovereign—0.1%
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, REGS, 6.950%, 7/10/2042	642,410
	State/Provincial—0.3%
702,000	Brazil Minas SPE, 144A, 5.333%, 2/15/2028	750,262
268,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 8.950%, 2/19/2021	271,353
2,200,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 7.875%, 6/15/2027	1,641,222
200,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 9.950%, 6/9/2021	177,900
	TOTAL	2,840,737
	Steel—0.5%
3,000,000	OJSC Novo(Steel Funding), Sr. Unsecd. Note, 144A, 4.700%, 5/30/2026	3,131,889
1,600,000	Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	1,627,120
	TOTAL	4,759,009
	Technology Services—2.2%
2,300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,355,700
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,082,631
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	4,284,930
2,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,630,075
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,555,092
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,120,559

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology Services—continued
$1,300,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	$ 1,371,155
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	515,851
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.800%, 2/11/2025	2,616,414
	TOTAL	19,532,407
	Telecommunications & Cellular—1.9%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	509,046
500,000	Axtel SAB de CV, 144A, 6.375%, 11/14/2024	518,755
800,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 5.375%, 9/27/2022	809,008
1,200,000	Comcel Trust, REGS, 6.875%, 2/6/2024	1,245,000
257,000	Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	158,216
243,000	Digicel Group Two Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2022	51,030
500,000	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	243,130
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	1,110,859
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	1,574,775
700,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 9.500%, 10/27/2021	726,148
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	808,363
650,000	Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	703,138
700,000	Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	763,875
1,800,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,849,689
1,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,027,605
2,600,000	Saudi Telecom Co., Sr. Unsecd. Note, 144A, 3.890%, 5/13/2029	2,719,106
900,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	950,922
1,000,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 5.950%, 2/13/2023	1,078,000
	TOTAL	16,846,665
	Transportation—0.3%
1,000,000	CAR, Inc., Sr. Unsecd. Note, 8.875%, 5/10/2022	1,007,152
500,000	DP World Crescent Ltd, Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	539,640
1,050,000	Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	1,173,385
	TOTAL	2,720,177
	Utilities—5.7%
1,000,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,072,500
2,000,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, 144A, 4.875%, 4/23/2030	2,246,120
1,800,000	Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,820,376
2,151,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 5/7/2020	2,177,888
1,400,000	Colbun SA, Sr. Unsecd. Note, 144A, 3.950%, 10/11/2027	1,434,139
1,000,000	Colbun SA, Sr. Unsecd. Note, REGS, 4.500%, 7/10/2024	1,053,977
300,000	Consorcio Transmantaro S.A., Sr. Unsecd. Note, 144A, 4.700%, 4/16/2034	323,625
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	530,970
1,700,000	Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	1,822,538
1,400,000	Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	1,406,786
2,000,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	2,080,812
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, 144A, 5.875%, 10/23/2022	1,742,122
1,400,000	Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,462,650
850,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	716,134
1,400,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,468,705
1,700,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	1,719,754
250,000	LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	291,773

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—continued
$1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 4.625%, 8/10/2030	$ 1,074,997
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,131,617
750,000	Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	759,118
4,000,000	NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	4,275,408
250,000	Neerg Energy Ltd., Sr. Secd. Note, 144A, 6.000%, 2/13/2022	248,500
1,900,000	OMGRID Funding Ltd., Sr. Unsecd. Note, 144A, 5.196%, 5/16/2027	1,808,222
3,500,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 4.125%, 5/15/2027	3,651,446
1,500,000	Power Sector Assets & Liabilities Management Corp., Company Guarantee, REGS, 7.390%, 12/2/2024	1,854,498
500,000	SK E&S Co. Ltd., Sub. Note, REGS, 4.875%, 5/26/2168	500,250
2,000,000	Saudi Electricity Global Sukuk Co. 4, Sr. Unsecd. Note, 4.723%, 9/27/2028	2,210,000
2,000,000	Saudi Electricity Global, Sr. Unsecd. Note, REGS, 5.060%, 4/8/2043	2,191,674
3,000,000	State Grid Overseas Investment 2016 Ltd., 144A, 3.500%, 5/4/2027	3,118,395
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,644,667
1,000,000	TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	991,871
300,000	Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.875%, 1/30/2029	329,628
800,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	817,178
	TOTAL	50,978,338
	TOTAL CORPORATE BONDS (IDENTIFIED COST $512,094,948)	537,343,343
	FOREIGN GOVERNMENTS/AGENCIES—37.0%
	Banking—0.1%
500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	464,176
	Corporate—0.1%
1,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	967,268
	Sovereign—36.8%
62,500	Angola, Government of, Sr. Unsecd. Note, 7.000%, 8/17/2019	62,395
2,100,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	2,316,825
280,408	Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	242,062
1,430,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	1,235,520
6,200,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	4,891,800
4,950,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	4,442,625
3,905,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	3,231,388
6,080,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	4,611,680
2,125,000	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	1,632,531
1,900,000	Argentina, Government of, Sr. Unsecd. Note, 7.500%, 4/22/2026	1,628,300
2,500,000	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	2,350,000
2,900,000	Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	1,736,404
2,166,840	Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	1,617,568
450,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	512,550
3,000,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	3,390,000
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,223,510
2,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	2,581,331
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,130,000
BRL 12,000,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	3,608,889
$ 3,850,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,285,974
6,300,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	6,687,513
1,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.000%, 1/27/2045	1,031,510

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$4,100,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	$ 4,274,250
800,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	868,771
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	1,565,265
1,256,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,372,821
7,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	7,784,000
COP 14,500,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	4,461,656
$ 800,000		Costa Rica, Government of, 144A, 4.250%, 1/26/2023	791,008
1,300,000		Costa Rica, Government of, 144A, 5.625%, 4/30/2043	1,157,013
500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	517,505
1,700,000		Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	1,821,210
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	1,526,014
525,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	574,880
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	1,339,512
2,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	2,360,020
1,000,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	1,101,540
2,800,000		Ecuador, Government of, 144A, 7.950%, 6/20/2024	2,912,000
1,100,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 1/23/2028	1,078,000
1,200,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.875%, 10/23/2027	1,237,500
1,000,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 12/13/2026	1,077,500
1,925,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 10.750%, 1/31/2029	2,156,000
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.500%, 3/24/2020	206,502
EGP 70,550,000	[3]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 17.500%, 9/24/2019	4,159,846
EGP 77,900,000	[3]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 17.500%, 12/17/2019	4,412,959
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,759,633
$ 1,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,070,620
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	3,059,000
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	3,084,096
500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	507,500
3,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,258,780
1,300,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,349,322
1,700,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	1,687,250
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	1,078,022
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,901,070
300,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	312,750
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.375%, 6/5/2027	1,007,500
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.750%, 6/6/2022	1,061,260
700,000		Honduras, Government of, REGS, 8.750%, 12/16/2020	745,507
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	551,255
250,000		Hungary, Government of, 6.375%, 3/29/2021	265,460
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 7/18/2047	3,066,932
1,200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.750%, 2/11/2029	1,353,129
6,300,000		Indonesia, Government of, Sr. Unsecd. Note, 5.350%, 2/11/2049	7,616,539
5,450,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 1/8/2026	5,985,045
800,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 1/15/2045	918,329
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/17/2042	3,236,760
3,400,000		Indonesia, Government of, Unsecd. Note, 144A, 4.350%, 9/10/2024	3,611,004
2,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	2,070,240

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$1,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	$ 942,500
880,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	861,476
2,500,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,509,025
1,250,000	Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	1,445,325
2,000,000	Jamaica, Government of, Sr. Unsecd. Note, 7.625%, 7/9/2025	2,332,520
1,950,000	Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,067,823
300,000	Kazakhstan, Government of, REGS, 4.875%, 10/14/2044	346,188
2,150,000	Kenya, Government of, Sr. Unsecd. Note, 144A, 8.000%, 5/22/2032	2,280,217
1,000,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	1,040,152
1,700,000	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	1,438,625
1,000,000	Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	779,500
2,100,000	Mexico, Government of, 3.750%, 1/11/2028	2,125,200
3,000,000	Mexico, Government of, 4.125%, 1/21/2026	3,138,000
MXN 37,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	1,899,991
$ 1,500,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	1,548,750
5,400,000	Mexico, Government of, Sr. Secd. Note, 4.350%, 1/15/2047	5,271,804
3,000,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	3,187,500
2,000,000	Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	2,017,520
MXN 86,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.000%, 12/11/2019	4,431,050
$ 2,500,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	2,858,425
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	1,977,000
3,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,992,500
600,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.500%, 3/8/2047	553,967
1,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	977,780
4,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,765,680
1,700,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	1,768,340
500,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.750%, 12/3/2019	503,924
1,000,000	Pakistan, Government of, Unsecd. Note, 144A, 6.750%, 12/3/2019	1,007,848
700,000	Panama, Government of, Sr. Unsecd. Note, 3.870%, 7/23/2060	701,750
2,200,000	Panama, Government of, Sr. Unsecd. Note, 4.300%, 4/29/2053	2,414,522
300,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	324,000
300,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	338,253
3,150,000	Paraguay, Government of, 144A, 6.100%, 8/11/2044	3,803,657
600,000	Poland, Government of, Sr. Unsecd. Note, 3.250%, 4/6/2026	630,889
3,855,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	4,462,162
6,500,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	7,811,609
300,000	Romania, Government of, REGS, 4.375%, 8/22/2023	317,017
RUB 141,000,000	Russia, Government of, Series 6212, 7.050%, 1/19/2028	2,212,070
$ 3,200,000	Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	3,590,400
2,600,000	Russia, Government of, Sr. Unsecd. Note, REGS, 4.250%, 6/23/2027	2,714,244
2,600,000	Russia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 5/27/2026	2,790,252
1,000,000	Russia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 6/23/2047	1,122,000
5,200,000	Russian Federation, Sr. Unsecd. Note, 144A, 5.100%, 3/28/2035	5,649,155
4,000,000	Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	4,181,200
2,000,000	Saudi Arabia, Government of, 144A, 5.250%, 1/16/2050	2,347,500
600,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/17/2025	642,000
3,660,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.375%, 4/16/2029	4,036,673

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$4,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	$ 4,635,000
3,200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/4/2028	3,341,120
2,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	2,115,000
5,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.625%, 10/4/2047	5,894,900
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 5.000%, 4/17/2049	1,701,762
200,000		Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	198,110
300,000		Serbia, Government of, REGS, 7.250%, 9/28/2021	327,803
ZAR 32,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	1,611,194
$ 600,000		Sri Lanka, Government of, REGS, 6.850%, 11/3/2025	610,512
1,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	1,001,240
2,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	2,543,613
1,575,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.850%, 3/14/2029	1,635,941
3,400,000		Turkey, Government of, 3.250%, 3/23/2023	3,141,294
1,000,000		Turkey, Government of, 5.125%, 2/17/2028	912,696
1,500,000		Turkey, Government of, 6.875%, 3/17/2036	1,467,885
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	785,000
1,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	1,198,814
400,000		Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	406,880
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,543,750
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	3,870,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	1,930,000
1,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	1,350,693
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,573,500
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 8.000%, 2/14/2034	1,078,516
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	2,120,000
3,800,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	4,062,200
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	2,113,400
1,412,000		Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 9/1/2019	1,414,372
700,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2019	701,176
1,505,000	[2]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	1,279,250
4,950,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	5,562,612
400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 6/18/2050	457,004
4,653,000		Venezuela, Government of, 7.000%, 3/31/2038	709,583
6,920,000		Venezuela, Government of, 8.250%, 10/13/2024	1,055,300
2,000,000		Venezuela, Government of, 9.250%, 5/7/2028	305,000
		TOTAL	329,576,253
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $315,854,834)	331,007,697
		PURCHASED CALL OPTIONS—0.0%
7,480,000		Bank of America Merrill Lynch AUD CALL/JPY PUT, Notional Amount $7,480,000, Exercise Price $77.00, Expiration Date 8/23/2019	731
7,115,000		Bank of America Merrill Lynch USD CALL/ZAR PUT, Notional Amount $7,115,000, Exercise Price $14.25, Expiration Date 10/28/2019	251,323
7,480,000		Barclays AUD CALL/JPY PUT, Notional Amount $7,480,000, Exercise Price $77.00, Expiration Date 10/3/2019	7,847
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $297,310)	259,901

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	U.S. TREASURY—0.1%
$500,000	United States Treasury Note, 1.000%, 11/15/2019 (IDENTIFIED COST $491,289)	$ 498,430
	INVESTMENT COMPANY—1.7%
15,175,206	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[4] (IDENTIFIED COST $15,179,560)	15,179,759
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $843,917,941)	884,289,130
	OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	8,544,538
	TOTAL NET ASSETS—100%	$ 892,833,668
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Note 10-Year Short Futures	367	$46,763,828	September 2019	$(989,662)
The average notional value of short futures contracts held by the Fund throughout the period was $32,643,792. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/29/2019	Barclays Bank PLC Wholesale	2,000,000 AUD	$1,394,913	$(22,050)
11/29/2019	JPMorgan Chase	4,000,000 EUR	$4,495,200	$(24,469)
11/29/2019	Barclays Bank PLC Wholesale	12,700,000 NOK	$1,468,197	$(30,694)
11/29/2019	Barclays Bank PLC Wholesale	2,200,000 NZD	$1,468,567	$(20,707)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(97,920)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $447,570 and $453,171, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At July 31, 2019, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 7/31/2019[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs and Co.	CDX Index Emerging Markets Series 31	Buy	1.00%	6/20/2024	1.62%	$27,000,000	$ 742,500	$ 739,415	$ 3,085
Citigroup Global Markets, Inc.	Republic of Brazil	Buy	1.00%	6/20/2024	1.26%	$ 2,000,000	$ 23,406	$ 33,039	$ (9,633)
Goldman Sachs and Co.	Republic of Chile	Buy	1.00%	6/20/2024	0.34%	$ 1,800,000	$ (55,282)	$ (50,602)	$ (4,680)
Goldman Sachs and Co.	Republic of Colombia	Buy	1.00%	6/20/2024	0.85%	$ 2,000,000	$ (13,595)	$ (13,821)	$ 226
Citigroup Global Markets, Inc.	Republic of Indonesia	Buy	1.00%	6/20/2024	0.78%	$ 1,400,000	$ (14,119)	$ (7,678)	$ (6,441)
Goldman Sachs and Co	Republic of South Africa	Buy	1.00%	6/20/2024	1.76%	$ 5,000,000	$ 167,592	$ 201,753	$ (34,161)
Goldman Sachs and Co.	Republic of the Philippines	Buy	1.00%	6/20/2024	0.45%	$ 3,800,000	$ (97,665)	$ (93,784)	$ (3,881)
Citigroup Global Markets, Inc.	Republic of Turkey	Buy	1.00%	6/20/2024	3.71%	$ 5,800,000	$ 641,970	$ 757,610	$(115,640)
Goldman Sachs and Co.	Russian Federation	Buy	1.00%	6/20/2024	0.99%	$ 5,800,000	$ (3,535)	$ 97,432	$(100,967)
TOTAL CREDIT DEFAULT SWAPS							$1,391,272	$1,663,364	$(272,092)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $43,130,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Bank of America Merrill Lynch USD CALL/ZAR PUT (CALL-Option)	7,115,000	$7,115,000	October 2019	$15.00	$(109,870)
Bank of America Merrill Lynch USD CALL/ZAR PUT (CALL-Option)	7,115,000	$7,115,000	August 2019	$14.75	$ (47,870)
Barclays AUD CALL/JPY PUT (CALL-Option)	7,480,000	$7,480,000	August 2019	$75.50	$ (8,726)
Barclays AUD PUT/JPY CALL (PUT-Option)	7,480,000	$7,480,000	August 2019	$75.00	$ (62,129)
(Premiums Received $243,203)					$(228,595)
The average market value of written put and call options held by the Fund throughout the period was $(6,213) and $(23,064), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $6,180 and $56,824, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	13,480,436
Purchases/Additions	440,765,598
Sales/Reductions	(439,070,828)
Balance of Shares Held 7/31/2019	15,175,206
Value	$ 15,179,759
Change in Unrealized Appreciation/Depreciation	$ 766
Net Realized Gain/(Loss)	$ 1,991
Dividend Income	$ 247,773
1	Issuer in default.
2	Non-income-producing security.
3	Discount rate at time of purchase.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$537,343,343	$—	$537,343,343
Foreign Governments/Agencies	—	331,007,697	—	331,007,697
U.S. Treasury	—	498,430	—	498,430
Purchased Call Options	—	259,901	—	259,901
Investment Company	15,179,759	—	—	15,179,759
TOTAL SECURITIES	$15,179,759	$869,109,371	$—	$884,289,130
Other Financial Instruments
Assets
Futures Contracts	$ —	$ —	$—	$ —
Foreign Exchange Contracts	—	—	—	—
Swap Contracts	—	1,575,468	—	1,575,468
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	$ (989,662)	$ —	$—	$ (989,662)
Foreign Exchange Contracts	—	(97,920)	—	(97,920)
Swap Contracts	—	(184,196)	—	(184,196)
Written Option Contracts	—	(228,595)	—	(228,595)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (989,662)	$ 1,064,757	$—	$ 75,095
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OTC	—Over-the-counter
PJSC	—Public Joint Stock Company
RUB	—Russian Ruble
ZAR	—South African Rand